10 Accounts Receivables - Concessions	12 Months Ended
Dec. 31, 2019
Accounts Receivable Concessions
Accounts Receivables - Concessions

10  Accounts Receivables - Concessions

	12.31.2019	12.31.2018
Power distribution service concession (10.1)	836,818	783,023
Piped gas distribution service concession (10.2)	324,385	322,259
Bonus from the grant of concession agreements under the quota system (10.3)	647,984	625,772
Remeasurement of RBSE assets (10.4)	739,269	753,826
Generation concession agreements (10.5)	69,182	65,811
	2,617,638	2,550,691
Current	58,842	53,177
Noncurrent	2,558,796	2,497,514

10.1    Power distribution service concession

Balance as of January 1, 2018	684,206
Transfers from contract assets (Note 11.1)	66,380
Transfers to other receivables (assets held for disposal)	(1,334)
Fair value recognition	35,306
Loss on disposal	(1,535)
Balance as of December 31, 2018	783,023
Transfers from contract assets (Note 11.1)	28,987
Transfers to investments	348
Transfers to other receivables (assets held for disposal)	(1,578)
Fair value recognition	26,231
Incorporations (a)	(75)
Loss on disposal	(118)
Balance as of December 31, 2019	836,818
(a) Incorporation of assets and equipment through transfer free of charge, of which the amounts were classified in concession related receivables and in intangible assets (Note 18.1).

The distribution concession agreement amount is measured at fair value and its collection is assured by the Concession Grantor through an indemnity upon the return of these assets at the end of the concession period.

10.2    Piped gas distribution service concession

Balance as of January 1, 2018	303,668
Transfers from contract assets (Note 11.2)	6,399
Fair value recognition	12,193
Loss on disposal	(1)
Balance as of December 31, 2018	322,259
Transfers from contract assets (Note 11.2)	16,574
Transfers to intangible assets (Note 18.3)	(24,835)
Fair value recognition	10,415
Loss on disposal	(28)
Balance as of December 31, 2019	324,385

 10.3    Bonus from the grant of concession agreements under the quota system

Balance as of January 1, 2018	606,479
Transfers to electricity grid use charges - customers	(66,693)
Interest (Note 31.1)	85,986
Balance as of December 31, 2018	625,772
Transfers to electricity grid use charges - customers	(69,192)
Interest (Note 31.1)	91,404
Balance as of December 31, 2019	647,984

On January 5, 2016, Copel GeT entered into a 30-year concession agreement of HPP GPS, in accordance with Law No. 12,783/2013, with payment of the Bonus from the Grant - BO to the Concession Grantor, amounting to R$ 574,827, as per ANEEL Invitation to Bid 12/2015.

The electric energy in 2016 was fully sold to the Regulated Contracting Environment - ACR under the Assured Power Quota System - CGF or “quota regime” and, as from 2017 to the end of the concession, in the proportion of 70% of the power in the ACR and 30% in the free environment - ACL.

The amount of the bonus for the grant was recognized as a financial asset due to the Copel GeT’s unconditional right to receive the amount paid with inflation adjustment based on IPCA and interest during the concession period.

 10.4    Remeasurement of RBSE financial assets

Balance as of January 1, 2018	1,418,370
Gain on remeasurement of the cash flow from the RBSE assets	(635,292)
Increase in the estimated amount due to the approval of the report on RBSE assets	82,640
Transfers to electricity grid use charges - customers	(111,892)
Balance as of December 31, 2018	753,826
Gain on the cash flow from the assets	90,346
Transfers to electricity grid use charges - customers	(104,902)
Balance as of December 31, 2019	739,270

Refers to the right recognized, emerging of Concession Agreement No. 060/2001 arising from the Annual Permitted Revenue - RAP not received in the period from January 2013 to June 2017. The balance includes monetary restatement and interest.

On June 27, 2017, ANEEL published Resolution 2,258 establishing the Annual Permitted Revenues (RAP) for the 2017-2018 tariff cycle, considering a court decision on the injunction of April 11, 2017 related to a lawsuit filed by business associations, which determines the deduction of the "compensation", provided for in article 15, paragraph 2 of Law 12,783/2013, on a temporary basis. The same decision was applied to the other tariff cycles. The compensation being challenged in court related to the cost of equity calculated for the RBSE assets from January 2013 to June 2017, at the time of filing of the lawsuit, is R$ 201,795.

Based on the opinion of its legal counsel, Copel GeT understands that this is a provisional decision that does not oppose its right to receive the due amounts related to RBSE assets, and that these are guaranteed by law. Therefore, the receivables considered in the receipt flow of this asset are recorded in noncurrent assets.

10.5    Power generation concession contract

Balance as of January 1, 2018	68,859
Transfers to other current receivables - disposal of assets	(9,053)
Gain on remeasurement of the cash flow	1,247
Reversal of impairment (Note 32.4)	4,758
Balance as of December 31, 2018	65,811
Gain on remeasurement of the cash flow	426
Reversal of impairment (Note 32.4)	2,945
Balance as of December 31, 2019	69,182

 The balance refers to the electricity generation assets, due to the expiration of the concessions of HPP GPS and HPP Mourão I. Copel GeT depreciated the plants until the expiration date of the concessions and the residual balances of the assets were reclassified to accounts receivable linked to the concession. Although the Granting Authority has not yet disclosed the form of payment of remuneration of the assets and despite uncertainties regarding the approval of the investments made, Management's expectation about indemnification for these assets indicates the recoverability of the recorded balance, based on the remuneration methodology established by ANEEL.

The variation in the remeasurement of the cash flow of these assets was matched against Other Revenues account, within the group of Other operating costs and expenses, net.

Copel GeT timely manifested to ANEEL its interest in receiving the indemnifiable amount. Formalization of proof of realization of the respective investments to ANEEL occurred on December 17, 2015. To prepare the information, the new replacement value methodology was used, as defined by ANEEL Normative Resolution No. 596/2013.